ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - CCEE (Details)	12 Months Ended
Dec. 31, 2021
Governador Jayme Canet Junior (Antigua MAUA)
Public service electric power concessions [line items]
Extension term in days	1789 days
Passo Sao Joao
Public service electric power concessions [line items]
Extension term in days	1740 days
Barra Do Rio Chapeu
Public service electric power concessions [line items]
Extension term in days	1461 days
Joao Borges
Public service electric power concessions [line items]
Extension term in days	1362 days
Sao Domingos
Public service electric power concessions [line items]
Extension term in days	610 days
Generation - Sobradinho
Public service electric power concessions [line items]
Extension term in days	2555 days
Curemas
Public service electric power concessions [line items]
Extension term in days	446 days
Itaparica
Public service electric power concessions [line items]
Extension term in days	126 days
Xingo
Public service electric power concessions [line items]
Extension term in days	126 days
Boa Esperanca
Public service electric power concessions [line items]
Extension term in days	122 days
Complexo Paulo Afonso
Public service electric power concessions [line items]
Extension term in days	120 days
Marechal Mascrenhas de Moraes (Antiga Peixoto)
Public service electric power concessions [line items]
Extension term in days	366 days
Corumba I, Estreito (LC Barreto de Carvalho), Porto Colombia [Member]
Public service electric power concessions [line items]
Extension term in days	34 days
UHE Tucurui
Public service electric power concessions [line items]
Extension term in days	518 days
Itumbiara (Furnas)
Public service electric power concessions [line items]
Extension term in days	2555 days
Funil (Furnas), Marimbondo
Public service electric power concessions [line items]
Extension term in days	37 days
Samuel
Public service electric power concessions [line items]
Extension term in days	1042 days
Serra Da Mesa
Public service electric power concessions [line items]
Extension term in days	2048 days
Furnas
Public service electric power concessions [line items]
Extension term in days	33 days
Simplcio Anta
Public service electric power concessions [line items]
Extension term in days	867 days
Batalha
Public service electric power concessions [line items]
Extension term in days	603 days
Funil
Public service electric power concessions [line items]
Extension term in days	44 days
Manso
Public service electric power concessions [line items]
Extension term in days	943 days
Hpp Curua Una [Member]
Public service electric power concessions [line items]
Extension term in days	2313 days